Share-Based Compensation - Restricted Stock Share Activity with Employees (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Tronox Limited Management Equity Incentive Plan | Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance	761,065	1,177,995	1,177,995
Number of Shares, Awards granted	780,640	50,415	341,755
Number of Shares, Awards earned	(27,053)	(61,165)
Number of Shares, Awards forfeited	(10,242)
Number of Shares, Ending Balance	1,504,410	1,167,245	761,065
Number of Shares, Outstanding awards expected to vest	1,467,939
Beginning Balance	$ 20.62	$ 21.48	$ 21.48
Fair Value, Awards granted	$ 20.96	$ 24.03
Fair Value, Awards earned	$ 24.15	$ 34.85
Fair Value, Awards forfeited	$ 24.99
Fair Value, Ending Balance	$ 20.70	$ 28.26	$ 20.62
Fair Value, Outstanding awards expected to vest	$ 20.67
Successor | Tronox Limited Management Equity Incentive Plan | Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of Shares, Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction			420,765
Number of Shares, Awards granted			376,495
Number of Shares, Awards earned			(24,620)
Number of Shares, Awards forfeited			(11,575)
Number of Shares, Ending Balance			761,065
Number of Shares, Outstanding awards expected to vest			754,162
Beginning Balance
Fair Value of Awards converted connection with the Transaction			$ 16.99
Fair Value, Awards granted			$ 24.97
Fair Value, Awards earned			$ 20.87
Fair Value, Awards forfeited			$ 29.32
Fair Value, Ending Balance			$ 20.62
Fair Value, Outstanding awards expected to vest			$ 20.57
Successor | Tronox Incorporated Management Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of options, beginning balance		1,177,995	1,177,995
Number of Shares, Awards converted from Tronox Incorporated to Tronox Limited in connection with the Transaction			420,765
Number of Shares, Awards granted		50,415	52,915
Number of Shares, Awards earned			(810,145)
Beginning Balance		$ 22.01	$ 22.01
Fair Value of Awards converted connection with the Transaction			$ 16.99
Fair Value, Awards granted			$ 24.36
Fair Value, Awards earned			$ 24.30
Fair Value, Ending Balance